CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 204,763	$ 189,763
Restricted cash	15,763	12,910
Accounts receivable, net	35,351	27,364
Capitalized voyage expenses	617	0
Due from related parties (Note 2)	20,923	14,210
Advances and other	18,407	19,061
Vessels held for sale (Note 1(k))	0	17,500
Inventories	20,388	16,293
Prepaid insurance and other	1,073	1,577
Current portion of financial instruments—Fair value (Note 14)	217	5,715
Total current assets	317,502	304,393
INVESTMENTS (Note 3)	1,000	1,000
FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion (Note 14)	133	1,430
LONG TERM RECEIVABLE (Note 4)	13,000	13,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	16,161	1,650
Vessels	3,813,987	3,953,599
Accumulated depreciation	(984,540)	(925,195)
Vessels' Net Book Value	2,829,447	3,028,404
Total fixed assets	2,845,608	3,030,054
DEFERRED CHARGES, net (Note 5)	27,815	23,759
Total assets	3,205,058	3,373,636
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	160,584	225,883
Payables	37,532	46,916
Due to related parties (Note 2)	4,366	7,442
Accrued liabilities	45,765	43,693
Unearned revenue	6,007	13,611
Current portion of financial instruments—Fair value (Note 14)	48	1,378
Total current liabilities	254,302	338,923
LONG-TERM DEBT, net of current portion (Note 6)	1,435,017	1,525,986
FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion (Note 14)	8,962	589
STOCKHOLDERS' EQUITY
Preferred shares	18,025	12,025
Common shares, $ 1.00 par value; 175,000,000 shares authorized at December 31, 2018 and December 31, 2017; 87,604,645 shares issued and outstanding at December 31, 2018 and 87,338,652 shares issued and 86,319,583 shares outstanding at December 31, 2017.	87,605	87,339
Additional paid-in capital	996,833	857,998
Cost of treasury stock	0	(5,736)
Accumulated other comprehensive loss	(8,660)	(5,305)
Retained earnings	400,933	547,937
Total Tsakos Energy Navigation Limited stockholders' equity	1,494,736	1,494,258
Noncontrolling Interest	12,041	13,880
Total stockholders' equity	1,506,777	1,508,138
Total liabilities and stockholders' equity	$ 3,205,058	$ 3,373,636